CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2019 AUD ($)
Statement of changes in equity [abstract]
Transfer convertible bond reserves (Note 29 (b))	$ 0